Income taxes (Schedule of Movement of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of the period	$ 33,375	$ 27,457	$ 30,580
Provision	70,044	12,304	1,740
Current period reversal	(17,801)	(6,386)	(4,863)
Balance at the end of the period	$ 85,618	$ 33,375	$ 27,457